Stock-Based Compensation (Details)								1 Months Ended		12 Months Ended
		Mar. 31, 2025 shares	Dec. 17, 2024 USD ($) shares	Mar. 06, 2024 shares	Aug. 31, 2023 shares	Jan. 25, 2022 shares	Oct. 25, 2021 USD ($)	Aug. 31, 2023 USD ($) Directors shares	Jan. 25, 2022 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Apr. 11, 2025 shares
Stock-Based Compensation [Line Items]
Issuance of plan shares			120,000
Ordinary shares, shares issued	[1]									17,808,947	9,830,373
Stock based compensation expense (in Dollars) | $			$ 1,503,125				$ 13,181			$ 75,000
Issued restricted ordinary shares				60,000	60,000	260,000					60,000
Stock based compensation expense (in Dollars) | $								$ 271,800	$ 238,914	830,000	$ 830,000
Provision for Stock based Compensation (in Dollars) | $										$ 115,831
Shares issued									6,500		500
Issued ordinary shares												20,000
2022 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Issued restricted ordinary shares				120,000				60,000
Number of service performer (in Directors) | Directors								3
Restricted Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Ordinary shares, shares issued			1,300,000							69,445
Subsequent Events [Member] | Restricted Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Issued restricted ordinary shares		150,000
Forecast [Member] | Restricted Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Ordinary shares, shares issued													1,300,000

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.